Schedule -Condensed Financial Information of TransUnion Holding Company, Inc.	12 Months Ended
Dec. 31, 2012
Schedule -Condensed Financial Information of TransUnion Holding Company, Inc.

Schedule I—Condensed Financial Information of TransUnion Holding Company, Inc.

TRANSUNION HOLDING COMPANY, INC.

Parent Company Only

Balance Sheet

(in millions, except per share data)

December 31, 2012
Assets
Current assets:
Other current assets	$5.7

Total current assets	5.7

Other assets	1,700.7

Total assets	$1,706.4

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$0.9
Other current liabilities	22.4

Total current liabilities	23.3

Long-term debt	998.0
Other liabilities	0.1

Total liabilities	1,021.4

Stockholders’ equity:
Common stock, $0.01 par value; 200.0 million shares authorized at December 31, 2012, 110.2 million shares issued and 110.1 million shares outstanding as of December 31, 2012	1.1
Additional paid-in capital	1,109.4
Treasury stock at cost; 0.1 million shares at December 31, 2012	(0.7)
Retained earnings (accumulated deficit)	(400.4)
Accumulated other comprehensive income	(24.4)

Total stockholders’ equity	685.0

Total liabilities and stockholders’ equity	$1,706.4

See accompanying notes to condensed financial statements.

Schedule I —Condensed Financial Information of TransUnion Holding Company, Inc.

TRANSUNION HOLDING COMPANY, INC.

Parent Company Only

Statement of Income

(in millions)

From the Date of Inception Through December 31, 2012
Revenue	$—

Operating expenses
Selling, general and administrative	0.9

Total operating expenses	0.9

Operating income (loss)	(0.9)

Non-operating income and expense
Interest expense	(52.2)
Other income and (expense), net	26.5

Total non-operating income and expense	(25.7)

Income (loss) from operations before income taxes	(26.6)

Provision for income taxes	—

Net loss	$(26.6)

See accompanying notes to condensed financial statements.

Schedule I —Condensed Financial Information of TransUnion Holding Company, Inc.

TRANSUNION HOLDING COMPANY, INC.

Parent Company Only

Statement of Cash Flows

(in millions)

From the Date of Inception Through December 31, 2012
Cash used in operating activities	$(16.4)

Cash flows from investing activities:
Acquisition of TransUnion Corp.	(1,582.3)
Capital investment in TransUnion Corp.	(80.8)

Cash used in investing activities	(1,663.1)

Cash flows from financing activities:
Proceeds from 9.625% notes	600.0
Proceeds from 8.125% notes	398.0
Debt financing fees	(41.3)
Proceeds from issuance of common stock	1,097.3
Treasury stock purchases	(0.7)
Dividends	(373.8)

Cash provided by financing activities	1,679.5

Net change in cash and cash equivalents	—
Cash and cash equivalents, beginning of period	—

Cash and cash equivalents, end of period	$—

See accompanying notes to condensed financial statements.

Schedule I —Condensed Financial Information of TransUnion Holding Company, Inc.

TRANSUNION HOLDING COMPANY, INC.

Parent Company Only

Notes To Financial Statements

Note 1. Basis of Presentation

In the TransUnion Holding parent company only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in the undistributed earnings of subsidiaries since the date of acquisition. The Company’s share of net income of its subsidiaries is included in consolidated income using the equity method. The parent company only financial information should be read in conjunction with the Company’s consolidated financial statements.

Note 2. Income tax

Effective April 30, 2012, TransUnion Holdings and its U.S. subsidiaries will join in the filing of a consolidated U.S. federal tax return. The tax expense and deferred tax accounts of TransUnion Holding parent company only are calculated as if TransUnion Holding files a separate U.S. tax return, which excludes the operations of TransUnion Corp. and its subsidiaries.

Note 3 Dividends from subsidiaries

Cash dividends paid to TransUnion Holding from the Company’s consolidated subsidiaries were $27.9 million for the year ended December 31, 2012.